Federated Hermes Ohio Municipal Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]	4.26%	1.06%	2.44%
S&P Municipal Bond Ohio Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	3.97%	0.83%	2.72%
Morningstar Municipal Ohio Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	3.66%	0.42%	1.74%
A
Prospectus [Line Items]
Average Annual Return, Percent		(1.49%)	(0.45%)	1.33%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.49%)	(0.46%)	1.32%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.30%	0.21%	1.60%
IS
Prospectus [Line Items]
Average Annual Return, Percent		3.43%	0.72%	4.21%

[1]	The S&P Municipal Bond Index (“Main Index”) is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. It tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to nonrated, including defaulted bonds–from all sectors of the municipal bond market.
[2]	The S&P Municipal Bond Index is a broad-based securities market index that tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[3]	The S&P Municipal Bond Index tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from AAA to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[4]	The S&P Municipal Bond Ohio Index (OH Index) consists of bonds in the S&P Municipal Bond Index (Main Index) that have been issued by the state of Ohio or local governments or state or local government entities within Ohio. The Main Index is a broad, comprehensive, market value-weighted index composed of approximately 55,000 bond issues that are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). Eligibility criteria for inclusion in the Main Index include, but are not limited to: the bond issuer must be a state (including the Commonwealth of Puerto Rico and U.S. territories) or local government or a state or local government entity where interest on the bond is exempt from U.S. federal income taxes or subject to the AMT; the bond must be held by a mutual fund for which Standard & Poor’s Securities Evaluations, Inc. provides prices; it must be denominated in U.S. dollars and have a minimum par amount of $2 million; and the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month. The Main Index is rebalanced monthly.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Funds designated within the Morningstar Municipal Ohio Funds Category Average include those that invest at least 80% of assets in Ohio municipal debt and can include long-, intermediate- and short-duration portfolios.